ACCOUNTS RECEIVABLE, NET - Schedule of changes in allowances for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 5,829	$ 4,373
Addition	127,568	1,618
Exchange rate difference	2,249	(162)
Ending balance	$ 135,646	$ 5,829